Exhibit 99.1

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance
Class A-1	36163G AA9	0.26000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36163G AB7	0.61000%	224,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36163G AC5	0.92000%	196,000,000.00	133,138,002.25	133,138,002.25	102,072.47	133,240,074.72	0.00
Class A-4	36163G AD3	1.30000%	106,500,000.00	106,500,000.00	106,500,000.00	115,375.00	106,615,375.00	0.00
Class B	36163G AE1	1.82000%	25,000,000.00	25,000,000.00	25,000,000.00	37,916.67	25,037,916.67	0.00
Class C	36163G AF8	2.21000%	25,076,000.00	25,076,000.00	25,076,000.00	46,181.63	25,122,181.63	0.00
TOTALS			746,576,000.00	289,714,002.25	289,714,002.25	301,545.77	290,015,548.02	0.00

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36163G AA9	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36163G AB7	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36163G AC5	679.2755217	679.2755217	0.5207779	679.7962996	0.0000000
Class A-4	36163G AD3	1000.0000000	1000.0000000	1.0833333	1,001.0833333	0.0000000
Class B	36163G AE1	1000.0000000	1000.0000000	1.5166668	1,001.5166668	0.0000000
Class C	36163G AF8	1000.0000000	1000.0000000	1.8416665	1,001.8416665	0.0000000
TOTALS		388.0569456	388.0569456	0.4039050	388.4608506	0.0000000

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.2813663
Servicer Advances	0.0000000
Administration Fees	0.0003349

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Funding of the Collection Account

(i)	Principal Payments Received on Loans	12,632,489.60

(ii)	Interest Payments Received on Loans	1,483,549.00

(iii)	Payments Received on Leases	683,777.96

(iv)	Recoveries	592.14

(v)	Purchase Amount of Receivables and related Equipment that became Purchased Receivables during the related Collection Period pursuant to the Receivables Purchase and Sale Agreement	327,769,481.81

(vi)	Investment Earnings	1,806.48

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	342,571,696.99

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	342,571,696.99

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		342,571,696.99

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	210,061.29
	Total amount due	210,061.29
	Total amount paid	210,061.29
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		210,061.29

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		210,061.29

	Total funds in the Note Distribution Account available for distribution		342,361,635.70

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	217,447.47

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	37,916.67

6.	Class A & B Note Principal where Class A & B Note balance exceeds Aggregate Receivable Value	0.00

7.	Class C Note Interest Payment	46,181.63

8.	Principal Payments on the Notes

	(i) Class A Note Principal	239,638,002.25
	(ii) Class B Note Principal	25,000,000.00
	(iii) Class C Note Principal	25,076,000.00

9.	50% of Excess Spread Amount as Principal on Notes	0.00

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	52,345,337.68

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Interest Payment Amounts

Class A-1 Interest Payment Amount
Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	102,072.47
Interest Paid	102,072.47
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	115,375.00
Interest Paid	115,375.00
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	37,916.67
Interest Paid	37,916.67
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	46,181.63
Interest Paid	46,181.63
Cumulative Interest Shortfall Amount	0.00

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	133,138,002.25
Class A-3 Principal Paid	133,138,002.25
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		133,138,002.25

Class A-4 Principal Payment Amount
Class A-4 Principal Due	106,500,000.00
Class A-4 Principal Paid	106,500,000.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		106,500,000.00

Class B Principal Payment Amount
Class B Principal Due	25,000,000.00
Class B Principal Paid	25,000,000.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		25,000,000.00

Class C Principal Payment Amount
Class C Principal Due	25,076,000.00
Class C Principal Paid	25,076,000.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		25,076,000.00

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,602,829.33	N/A	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	768,226,346.40

Required Reserve Account Amount		15,364,526.93	N/A	2.00%

Opening Reserve Account Balance		15,364,526.93	N/A	2.00%
Withdrawals from the Reserve Account		0.00	N/A	0.00%
Available Reserve Account Amount		15,364,526.93	N/A	2.00%

Deposits to the Reserve Account		0.00	N/A	0.00%

Releases from the Reserve Account		15,364,526.93	N/A	2.00%

Ending Reserve Account Balance		0.00	N/A	0.00%

Ending Reserve Account Deficiency		0.00	N/A	0.00%

Please note Reserve Account Investment Earnings of 1,734.22 have been deposited into Collections

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Collateral Activity

Beginning Aggregate Receivable Balance	336,098,061.30	Overcollateralization:
Principal Collections on Loans	12,632,489.60	Ending Aggregate Receivable Balance	0.00
Lease Value Payments	581,683.38	Ending Outstanding Principal Balance of Notes	0.00
Gross Charge-offs	358,476.64	Ending Overcollateralization Amount	0.00
Purchase Amount	322,506,945.94
Adjustments	18,465.74
Ending Aggregate Receivable Balance	0.00

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	0	0.00
31 - 60 Days Past Due	0	0.00
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	0	0.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time Receivables became defaulted)	9,613,506.73	1,205,276.75	10,818,783.48	1.4083%

Charge-offs	2,761,962.02	318,776.64	3,080,738.66	0.4010%

Recoveries	184,087.47	592.14	184,679.61	0.0240%

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/24/2015	0		0		0		0		0		0		0
		0.00		0.00		0.00		0.00		0.00		0.00		0.00

11/24/2015	42		0		13		11		1		18		85
		3,072,971.39		0.00		474,041.66		833,185.29		39,204.46		2,156,564.98		6,575,967.78

10/26/2015	44		4		13		3		5		18		87
		2,227,534.67		223,701.36		939,191.12		185,318.81		379,579.25		2,339,206.14		6,294,531.35

09/24/2015	13		27		7		6		1		17		71
		694,791.68		1,859,818.95		491,879.72		384,927.89		110,522.85		2,229,770.86		5,771,711.95

08/24/2015	32		2		10		3		7		10		64
		1,864,675.24		73,028.30		865,239.69		262,943.27		998,532.89		1,231,237.97		5,295,657.36

07/24/2015	34		8		2		11		1		9		65
		2,256,575.97		640,819.99		71,760.79		1,369,679.06		18,106.93		1,213,131.04		5,570,073.78

06/24/2015	37		3		17		2		2		15		76
		2,707,884.31		148,182.06		1,819,769.63		149,891.82		403,681.94		1,795,339.13		7,024,748.89

05/26/2015	17		20		6		4		5		10		62
		658,217.92		2,106,409.43		702,838.72		639,629.63		565,667.89		1,015,884.81		5,688,648.40

04/24/2015	34		8		4		7		2		9		64
		2,446,052.12		823,880.73		639,629.63		834,963.88		188,470.56		962,055.32		5,895,052.24

03/24/2015	55		6		8		4		1		10		84
		4,053,059.91		729,881.06		679,640.94		209,816.36		222,292.02		1,066,474.69		6,961,164.98

02/24/2015	13		18		14		3		2		14		64
		1,127,465.09		1,799,023.90		1,182,597.27		78,405.71		284,310.75		1,220,277.01		5,692,079.73

01/26/2015	38		3		6		6		6		11		70
		3,142,909.33		204,741.11		181,022.42		513,169.03		355,456.88		971,193.81		5,368,492.58

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Historical Detail

Performance Data

Payment Date	Defaulted Receivables	Charge-offs	Recoveries	Purchased Amounts	Aggregate Receivable Value	Ending Overcollateralization	Lifetime CPR

12/24/2015	10,818,783.48	3,080,738.66	184,679.61	2,114,908.53	0.00	0.00	9.09%

11/24/2015	9,613,506.73	2,761,962.02	184,087.47	2,114,908.53	336,098,061.30	46,384,059.05	9.14%

10/26/2015	8,409,186.01	2,189,975.70	183,671.16	2,114,908.53	351,819,953.57	46,194,018.19	8.94%

09/24/2015	8,142,032.71	2,081,197.20	90,058.06	2,114,908.53	366,411,577.25	45,617,637.39	8.92%

08/24/2015	7,257,217.17	1,829,908.66	87,933.06	2,114,908.53	381,268,420.66	45,093,707.75	8.86%

07/24/2015	7,244,393.90	1,827,887.59	86,035.12	2,114,908.53	398,605,798.20	44,474,418.80	8.54%

06/24/2015	6,150,216.52	1,487,859.46	85,910.12	2,081,254.80	417,508,580.48	43,890,830.38	8.07%

05/26/2015	5,517,267.90	1,363,621.83	40,485.06	2,081,254.80	432,469,730.39	43,235,950.21	8.12%

04/24/2015	5,475,084.27	1,388,166.57	40,360.06	2,081,254.80	447,919,643.93	42,524,567.31	8.12%

- Values above represent cumulative amounts as of the corresponding Payment Date

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivable Purchase and Sale Agreement

	10/31/2013	V5925037001	139,177.55

	10/31/2013	V5925651001	54,401.26

	10/31/2013	V7755611001	64,238.56

	10/31/2013	V7764389001	21,193.84

	10/31/2013	V7775335001	65,972.83

	10/31/2013	V7777024001	45,646.42

	11/30/2013	V7746605001	82,403.80

	01/31/2014	V7770853001	21,412.89

	05/31/2014	V7763780001	43,907.01

	10/31/2014	V8765047001	37,261.44

	10/31/2014	V8767012001	86,647.09

	10/31/2014	V8768200001	54,863.08

	10/31/2014	V8768200002	54,863.08

	10/31/2014	V8768200003	54,863.08

	10/31/2014	V8768200004	55,209.51

	10/31/2014	V8768200005	54,863.08

	10/31/2014	V8768200006	54,863.08

	10/31/2014	V8768200007	54,863.08

	10/31/2014	V8768200008	54,863.00

	10/31/2014	V8768297001	40,635.34

	10/31/2014	V8768298001	40,635.34

	10/31/2014	V8768299001	40,635.34

	10/31/2014	V8773734001	89,089.35

	10/31/2014	V8773739001	74,002.88

	10/31/2014	V8778019001	91,921.29

	10/31/2014	V8779387001	13,983.64

	10/31/2014	V8782847001	13,258.35

	10/31/2014	V8782849001	13,545.36

	10/31/2014	V8785008001	109,481.10

	10/31/2014	V8785016002	83,745.50

	10/31/2014	V8789870001	84,621.19

	10/31/2014	V8790245001	110,945.42

	10/31/2014	V9712058001	85,454.32

	10/31/2014	V9712145001	11,922.59

	10/31/2014	V9712149001	17,883.10

	10/31/2014	V9713265001	57,981.01

	06/30/2015	V7766887003	33,653.73

Cumulative Repurchase Amount			2,114,908.54

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2013-2

December 24, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	-	-	0.00%
1 to 30 Past Due	-	-	0.00%
31 to 60 Past Due	-	-	0.00%
61 to 90 Days Delinquent	-	-	0.00%
91 to 120 Days Delinquent	-	-	0.00%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	-	-	0.00%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2013-2

December 24, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	3,782,503.93	121
Net Charge Offs	3,080,738.66	121
Recoveries	184,679.61	16
Net Loss	2,896,059.05	121
Defaulted Receivable Balance	10,818,783.48	138

Current Period:
Gross Charge Offs	358,476.64	5
Net Charge Offs	318,776.64	5
Recoveries	592.14	2
Defaulted Receivable Balance	1,205,276.75	5

Average Aggregate Receivable Value:	513,031,042.99	7,581
Aggregate Net Loss Ratio:	0.56%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	29,321.74	37.40%
Average Net Charge Off	23,881.70	30.46%
Average Recovery	1,431.62	1.83%
Average Net Loss	22,450.07	28.64%

Average Receivable Value at the time of Loss or Default	78,396.98

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015